Schedule of Investments (unaudited) July 31, 2019	iShares® Treasury Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.5%
U.S. Treasury Floating Rate Note
2.05%, 01/31/20, (3 mo.Treasury money market yield + 0.012%)(a)	$19,075	$19,062,611
2.09%, 04/30/20, (3 mo.Treasury money market yield + 0.033%)(a)	57,990	57,939,253
2.10%, 10/31/19, (3 mo.Treasury money market yield + 0.048%)(a)	3,863	3,862,214
2.10%, 07/31/20, (3 mo.Treasury money market yield + 0.043%)(a)	122,025	121,883,933
2.13%, 10/31/20, (3 mo.Treasury money market yield + 0.045%)(a)	65,907	65,805,028
2.17%, 01/31/21, (3 mo.Treasury money market yield + 0.115%)(a)	225,462	225,232,828
2.19%, 04/30/21, (3 mo.Treasury money market yield + 0.139%)(a)	51,769	51,719,129
2.27%, 07/31/21, (3 mo.Treasury money market yield + 0.220%)(a)	35,000	34,999,109

		580,504,105

Total U.S. Government Obligations — 99.5% (Cost: $581,043,347)		580,504,105

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(b)(c)	3,041	$3,041,000

Total Short-Term Investments — 0.5% (Cost: $3,041,000)		3,041,000

Total Investments in Securities — 100.0% (Cost: $584,084,347)		583,545,105

Other Assets, Less Liabilities — 0.0%		8,431

Net Assets — 100.0%		$583,553,536

(a)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 07/31/19 (000)	Value at 07/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Treasury, SL Agency Shares	8,414	(5,373)	3,041	$3,041,000	$230,039	(a)	$—	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
U.S. Government Obligations	$—	$580,504,105	$—	$580,504,105
Money Market Funds	3,041,000	—	—	3,041,000

	$3,041,000	$580,504,105	$—	$583,545,105

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